DEFERRED REVENUE (Tables)	12 Months Ended
Dec. 31, 2014
Deferred Revenue Disclosure [Abstract]
Rollforward of deferred revenue
A rollforward of current deferred revenue follows.

	Williston Basin – Gas	Barnett Shale	Piceance Basin	Total current
	(In thousands)
Current deferred revenue, January 1, 2012	$—	$—	$—	$—
Additions	—	865	—	865
Current deferred revenue, December 31, 2012	—	865	—	865
Additions	—	1,555	—	1,555
Less: revenue recognized due to expiration	—	865	—	865
Current deferred revenue, December 31, 2013	—	1,555	—	1,555
Additions	—	2,610	—	2,610
Less: revenue recognized due to expiration	—	1,555	—	1,555
Less: revenue recognized due to usage	—	233	—	233
Current deferred revenue, December 31, 2014	$—	$2,377	$—	$2,377
A rollforward of noncurrent deferred revenue follows.

	Williston Basin – Gas	Barnett Shale	Piceance Basin	Total noncurrent
	(In thousands)
Noncurrent deferred revenue, January 1, 2012	$—	$—	$1,770	$1,770
Additions	—	—	9,129	9,129
Noncurrent deferred revenue, December 31, 2012	—	—	10,899	10,899
Additions(1)	6,389	—	12,395	18,784
Noncurrent deferred revenue, December 31, 2013	6,389	—	23,294	29,683
Additions	10,743	—	14,813	25,556
Noncurrent deferred revenue, December 31, 2014	$17,132	$—	$38,107	$55,239
__________
(1) Noncurrent includes amounts recognized in connection with the Bison Drop Down.